RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Due from Related Parties	$ 21,444	$ 36,295
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	14,301	28,048
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	6,142	7,973
Hollycon [Member]
Related Party Transaction [Line Items]
Due from Related Parties	961	124
HuNan LingXiang [Menber]
Related Party Transaction [Line Items]
Due from Related Parties	40	0
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0	$ 150